Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Schedule Of Fixed Non Cancelable Time Charter Contracts [Table Text Block]
Vessel Name	Daily time charter gross rate (in U.S. Dollars)	Date delivered to charterer	Charterer redelivery option periods
Nirefs	$12,250	18-Dec-11	18-Jan-13	-	18-Apr-13
Alcyon	$34,500	21-Feb-08	21-Nov-12	-	21-Feb-13
Triton	$19,500	11-Dec-10	11-Nov-13	-	11-Feb-14
Oceanis	$19,750	17-Sep-10	17-Aug-12	-	1-Nov-12
Dione	$20,500	26-Sep-10	26-Jul-12	-	26-Nov-12
Danae	$15,600	18-Apr-11	18-Mar-13	-	18-May-13
Protefs	$11,750	6-Aug-11	6-Jul-12	-	6-Oct-12
Calipso	$12,250	11-Oct-11	11-Aug-13	-	11-Dec-13
Clio	$25,000	8-May-10	8-Apr-12	-	8-Jun-12
Erato	$12,200	26-Nov-11	26-Dec-12	-	10-Apr-13
Thetis	$13,750	23-Feb-11	28-Jan-12	-	28-Jan-12
Coronis	$24,000	6-Apr-10	6-Mar-12	-	21-Jun-12
Naias	$19,750	24-Sep-10	24-Aug-12	-	24-Oct-12
Sideris	$30,500	16-Oct-10	16-Feb-13	-	16-Jun-13
Aliki	$26,500	1-Mar-11	1-Feb-16	-	1-Apr-16
Semirio	$17,350	30-May-11	15-Mar-13	-	14-Aug-13
Boston	$14,000	29-Oct-11	29-Aug-13	-	29-Dec-13
SLC	$55,800	28-Sep-07	28-Aug-12	-	28-Oct-12
Norfolk	$74,750	12-Feb-08	12-Jan-13	-	12-Mar-13
New York	$48,000	3-Mar-10	3-Jan-15	-	3-May-15
Melite	$16,500	1-Feb-11	1-Jan-13	-	1-Mar-13
Houston	$55,000	3-Nov-09	3-Oct-14	-	3-Jan-15
Alcmene	$20,250	20-Nov-10	5-Oct-12	-	4-Jan-13
Arethusa	$13,250	8-Jul-11	24-May-12	-	23-Aug-12
Leto	$12,900	17-Jan-12	17-Jan-14	-	17-Nov-14
Los Angeles	$18,000	9-Feb-12	9-Dec-15	-	9-Apr-16
Philadelphia	$18,000	30-Apr-12	30-Dec-15	-	30-Jun-16